Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
License net of accumulated depreciation		$ 4,603
Common stock shares authorized		35,000,000,000	35,000,000,000
Common stock par or stated value per share		$ 0.0001	$ 0.0001
Common stock shares issued		17,592,057,165	13,701,742,065
Common stock shares outstanding		17,403,876,165	13,513,561,065
Treasury stock common shares		188,181,000	188,181,000
Property and equipment, net of accumulated depreciation		$ 2,704
Redeemable Preferred Stock Series A [Member]
Redeemable Preferred stock, par value per share		$ 0.001	$ 0.001
Redeemable Preferred stock, shares authorized		125,000	125,000
Redeemable preferred stock, shares issued		0	0
Redeemable preferred stock, shares outstanding		0	0
Redeemable Preferred Stock Series B [Member]
Redeemable Preferred stock, par value per share		$ 0.001	$ 0.001
Redeemable Preferred stock, shares authorized		525,000	525,000
Redeemable preferred stock, shares issued		159,666	159,666
Redeemable preferred stock, shares outstanding		159,666	159,666
Redeemable Preferred Stock Series C [Member]
Redeemable Preferred stock, par value per share		$ 0.001	$ 0.001
Redeemable Preferred stock, shares authorized		500,000	500,000
Redeemable preferred stock, shares issued		0	0
Redeemable preferred stock, shares outstanding		0	0
Redeemable Preferred Stock Series D [Member]
Redeemable Preferred stock, par value per share		$ 0.001	$ 0.001
Redeemable Preferred stock, shares authorized		500,000	500,000
Redeemable preferred stock, shares issued		100,000	100,000
Redeemable preferred stock, shares outstanding		100,000	100,000
Redeemable Preferred Stock Series E [Member]
Redeemable Preferred stock, par value per share		$ 0.001	$ 0.001
Redeemable Preferred stock, shares authorized		1,000,000	1,000,000
Redeemable preferred stock, shares issued		791,567	791,567
Redeemable preferred stock, shares outstanding		791,567	791,567
Redeemable Preferred Stock Series F [Member]
Redeemable Preferred stock, par value per share		$ 0.001	$ 0.001
Redeemable Preferred stock, shares authorized		500,000	500,000
Redeemable preferred stock, shares issued		180,000	180,000
Redeemable preferred stock, shares outstanding		180,000	180,000
Redeemable Preferred Stock Series G [Member]
Redeemable Preferred stock, par value per share		$ 0.001	$ 0.001
Redeemable Preferred stock, shares authorized		500,000	500,000
Redeemable preferred stock, shares issued		25,000	25,000
Redeemable preferred stock, shares outstanding		25,000	25,000
Coroware, Inc. and Subsidiaries [Member]
Accumulated depreciation	$ 6,533	$ 2,704
License net of accumulated depreciation	$ 12,508	$ 4,603
Common stock shares authorized	35,000,000,000	35,000,000,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares issued	18,651,358,479	17,592,057,165
Common stock shares outstanding	18,463,177,479	17,403,876,165
Treasury stock common shares	188,181,000	188,181,000
Property and equipment, net of accumulated depreciation	$ 6,534	$ 2,704
Coroware, Inc. and Subsidiaries [Member] | Redeemable Preferred Stock Series A [Member]
Redeemable Preferred stock, par value per share	$ 0.001	$ 0.001
Redeemable Preferred stock, shares authorized	125,000	125,000
Redeemable preferred stock, shares issued	0	0
Redeemable preferred stock, shares outstanding	0	0
Coroware, Inc. and Subsidiaries [Member] | Redeemable Preferred Stock Series B [Member]
Redeemable Preferred stock, par value per share	$ 0.001	$ 0.001
Redeemable Preferred stock, shares authorized	525,000	525,000
Redeemable preferred stock, shares issued	159,666	159,666
Redeemable preferred stock, shares outstanding	159,666	159,666
Coroware, Inc. and Subsidiaries [Member] | Redeemable Preferred Stock Series C [Member]
Redeemable Preferred stock, par value per share	$ 0.001	$ 0.001
Redeemable Preferred stock, shares authorized	500,000	500,000
Redeemable preferred stock, shares issued	0	0
Redeemable preferred stock, shares outstanding	0	0
Coroware, Inc. and Subsidiaries [Member] | Redeemable Preferred Stock Series D [Member]
Redeemable Preferred stock, par value per share	$ 0.001	$ 0.001
Redeemable Preferred stock, shares authorized	500,000	500,000
Redeemable preferred stock, shares issued	100,000	100,000
Redeemable preferred stock, shares outstanding	100,000	100,000
Coroware, Inc. and Subsidiaries [Member] | Redeemable Preferred Stock Series E [Member]
Redeemable Preferred stock, par value per share	$ 0.001	$ 0.001
Redeemable Preferred stock, shares authorized	1,000,000	1,000,000
Redeemable preferred stock, shares issued	791,567	791,567
Redeemable preferred stock, shares outstanding	791,567	791,567
Coroware, Inc. and Subsidiaries [Member] | Redeemable Preferred Stock Series F [Member]
Redeemable Preferred stock, par value per share	$ 0.001	$ 0.001
Redeemable Preferred stock, shares authorized	500,000	500,000
Redeemable preferred stock, shares issued	180,000	180,000
Redeemable preferred stock, shares outstanding	180,000	180,000
Coroware, Inc. and Subsidiaries [Member] | Redeemable Preferred Stock Series G [Member]
Redeemable Preferred stock, par value per share	$ 0.001	$ 0.001
Redeemable Preferred stock, shares authorized	500,000	500,000
Redeemable preferred stock, shares issued	25,000	25,000
Redeemable preferred stock, shares outstanding	25,000	25,000